Investment Properties	12 Months Ended
Dec. 31, 2018
Disclosure Of Investment Property [Abstract]
Investment Properties
14.	INVESTMENT PROPERTIES

(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Acquisition cost	404,741	416,796
Accumulated depreciation	(33,440)	(38,600)

Net carrying value	371,301	378,196

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Beginning balance	351,496	358,497	371,301
Acquisition	4,428	9,872	15,195
Disposal	—	(458)	(3,045)
Depreciation	(3,762)	(3,902)	(4,045)
Transfers from(to) premises and equipment	6,314	2,472	7,623
Classified to assets held for sale	—	(371)	(10,056)
Foreign currencies translation adjustments	21	(324)	(5)
Others	—	5,515	1,228

Ending balance	358,497	371,301	378,196

(3)

Fair value of investment properties is amounting to 396,587 million Won and 438,534 million Won as of December 31, 2017 and 2018, respectively. The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties, is classified as level 3 on the fair value hierarchy.

(4)	Rental fee earned from investment properties is amounting to 5,027 million Won, 4,579 million Won and 5,080 million Won for the years ended December 31, 2016, 2017 and 2018, respectively.